Organization and principal activities	12 Months Ended
Mar. 31, 2016
Organization and principal activities
Organization and principal activities

       1.     Organization and principal activities

Alibaba Group Holding Limited (the "Company," and where appropriate, the term "Company" also refers to its subsidiaries and variable interest entities as a whole), was incorporated in the Cayman Islands on June 28, 1999. The Company is a holding company and conducts its businesses primarily through its subsidiaries and variable interest entities ("VIEs"). The Company is principally engaged in online and mobile commerce through offering of products, services and technology that enable merchants, brands and other businesses to transform the way they market, sell and operate in the People's Republic of China (the "PRC" or "China") and internationally. Major shareholders of the Company include SoftBank Corp. ("SoftBank") and Yahoo! Inc. ("Yahoo").

The Company's core commerce business is comprised of marketplaces operating in retail commerce in China, wholesale commerce in China and international and cross-border commerce. Retail commerce in China operated by the Company includes (i) the China online commerce destination ("Taobao Marketplace"); (ii) the China third-party platform for brands and retailers ("Tmall") and (iii) the sales and marketing platform for flash sales ("Juhuasuan"). Wholesale commerce in China operated by the Company includes the China domestic wholesale marketplace ("1688.com"). International and cross-border commerce operated by the Company includes (i) the global marketplace targeting consumers from around the world to buy directly from manufacturers and distributors in China ("AliExpress"); (ii) a platform within the Tmall for overseas brands and retailers to reach Chinese consumers without the need for physical operations in China ("Tmall Global") and (iii) the wholesale marketplace for global trade ("Alibaba.com").

In addition, the Company is a provider of public cloud services which offers a complete suite of cloud services: including elastic computing, database, storage and content delivery network, large scale computing, security and management and application services, to third-party customers ("Alibaba Cloud Computing"). The Company also operates business in mobile media and entertainment through three distribution platforms, UCWeb mobile media, game publishing and multi-screen entertainment as well as content creation and production companies in film, music and sports. The Company also participates in the logistics and local services sectors through investments in Cainiao Network (Note 4(w)) and Koubei (Note 4(n)), respectively. In addition, the Company has a profit sharing interest in Ant Financial Services (Note 4(b)), the financial services group that operates through Alipay.com Co., Ltd. ("Alipay"), a third-party online payment platform in China. The Company makes available online payment processing services ("Payment Services") on its marketplaces through an arrangement with Alipay.

The Company derives substantially all of its revenue from the PRC.